UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Institutional Portfolio

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: November 30, 2005

ITEM 1.           SCHEDULE OF INVESTMENTS

INSTITUTIONAL PORTFOLIO

PRIME CASH RESERVES PORTFOLIO

FORM N-Q
NOVEMBER 30, 2005

PRIME CASH RESERVES PORTFOLIO

Schedule of Investments (unaudited)	November 30, 2005

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 99.9%
Certificates of Deposit (Yankee)(a) — 4.2%
$ 100,000,000	BNP Paribas NY Branch, 3.440%, 12/30/05	$100,001,185
87,000,000	Calyon NY, 4.015%, 2/28/06	87,000,000
50,000,000	Toronto Dominion Bank NY, 3.500%, 12/29/05	50,000,761

	Total Certificates of Deposit (Yankee)
	(Cost — $237,001,946)	237,001,946

Commercial Paper(a) — 67.7%
	Albis Capital Corp.:
50,000,000	4.340%, 1/17/06	49,719,306
64,000,000	4.350%, 1/19/06	63,623,680
	Amstel Funding Corp.:
61,923,000	3.910%, 2/27/06	61,341,749
50,000,000	4.290%, 4/13/06	49,224,167
60,100,000	ANZ Delaware Inc., 3.460%, 12/2/05	60,094,324
75,000,000	ANZ National (International) Ltd., 4.030%, 3/14/06	74,154,542
	Aquinas Funding LLC:
50,000,000	3.820%, 12/12/05	49,942,250
50,000,000	4.530%, 5/23/06	48,935,569
	Atlantis One Funding Corp.:
43,329,000	4.230%, 3/15/06	42,808,282
60,000,000	4.500%, 5/15/06	58,790,000
	Atomium Funding Corp.:
50,000,000	4.010%, 1/18/06	49,736,000
56,000,000	4.250%, 2/1/06	55,593,969
	Bank of Ireland:
50,000,000	4.020%, 3/15/06	49,432,333
30,000,000	4.510%, 5/23/06	29,364,225
	Beethoven Funding Corp.:
25,000,000	4.060%, 12/2/05	24,997,194
91,824,000	4.070%, 12/7/05	91,761,866
50,000,000	Belmont Funding LLC, 4.110%, 12/15/05	49,920,278
75,250,000	Brahms Funding Corp., 4.070%, 12/8/05	75,190,594
50,000,000	Chesham Finance LLC, 3.800%, 12/8/05	49,963,444
	Cheyne Finance LLC:
25,000,000	4.280%, 2/1/06	24,817,444
50,000,000	3.970%, 3/13/06	49,448,917
25,000,000	Credit Suisse FB USA Inc., 4.250%, 3/21/06	24,680,694
50,449,000	Crown Point Capital Co., Series A, 3.790%, 12/6/05	50,422,654
	Cullinan Finance Corp.:
64,394,000	3.790%, 12/8/05	64,347,046
40,000,000	4.280%, 2/23/06	39,606,133
43,306,000	3.950%, 4/21/06	42,651,286
	Curzon Funding LLC:
50,000,000	3.970%, 2/9/06	49,621,806
50,000,000	4.250%, 2/24/06	49,505,938
60,000,000	Danske Corporation, 4.280%, 1/31/06	59,568,425
	Depfa Bank PLC:
43,460,000	3.510%, 12/2/05	43,455,835
30,000,000	4.510%, 5/18/06	29,382,600
30,000,000	4.530%, 5/18/06	29,379,800
60,000,000	Ebury Finance LLC, 4.300%, 1/30/06	59,573,000
50,000,000	Edison Asset Securitization LLC, 3.780%, 1/3/06	49,829,042
55,000,000	Fortis Funding LLC, 3.480%, 12/22/05	54,890,596
50,000,000	Fountain Square Commercial Funding, 4.500%, 4/25/06	49,110,868
	General Electric Capital Corp.:

See Notes to Schedule of Investments.

1

PRIME CASH RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE
AMOUNT	SECURITY	VALUE

Commercial Paper (a) (continued)
$ 50,000,000	3.930%, 3/2/06	$49,513,403
50,000,000	4.530%, 6/7/06	48,848,500
	Grampian Funding LLC:
60,000,000	4.000%, 2/17/06	59,490,400
100,000,000	4.040%, 3/21/06	98,790,000
	Greyhawk Funding LLC:
47,700,000	4.270%, 1/27/06	47,379,774
50,000,000	4.240%, 4/3/06	49,291,042
50,000,000	Ivory Funding Corp., 4.010%, 12/30/05	49,840,097
50,000,000	Master Funding LLC, Series B, 4.010%, 12/14/05	49,928,139
	Monument Gardens Funding LLC:
61,219,000	3.890%, 12/12/05	61,146,983
50,000,000	3.940%, 12/20/05	49,897,083
50,000,000	4.260%, 2/1/06	49,637,472
	Nieuw Amsterdam Receivables:
30,532,000	3.560%, 12/7/05	30,514,190
20,636,000	3.540%, 12/8/05	20,622,036
	Ormond Quay Funding LLC:
60,000,000	4.050%, 12/9/05	59,946,267
75,000,000	4.070%, 12/13/05	74,898,500
70,000,000	Park Granada LLC, 3.760%, 12/6/05	69,963,833
	Park Sienna LLC:
109,000,000	4.060%, 12/1/05	109,000,000
100,000,000	4.070%, 12/5/05	99,954,778
29,257,000	Polonius Inc., 4.260%, 3/20/06	28,885,834
50,000,000	Regency Markets No. 1 LLC, 4.030%, 1/20/06	49,723,611
50,000,000	Saint Germain Holdings Inc., 3.810%, 12/7/05	49,968,583
	Santander Cent Hisp LLC:
60,000,000	4.510%, 6/1/06	58,668,367
40,000,000	4.520%, 6/1/06	39,110,222
50,000,000	Scaldis Capital LLC, 4.160%, 3/20/06	49,382,333
40,000,000	Sigma Finance Inc., 4.270%, 1/31/06	39,713,300
50,000,000	Spintab AB, 3.900%, 3/3/06	49,510,611
	Strand Capital LLC:
50,000,000	4.000%, 2/13/06	49,595,056
50,000,000	4.000%, 3/1/06	49,508,750
	Stratford Receivables Co., LLC:
50,000,000	4.010%, 12/6/05	49,972,292
75,000,000	4.120%, 12/15/05	74,880,417
60,000,000	Tango Finance Corp., 4.260%, 2/22/06	59,419,000
	Tasman Funding LLC:
30,933,000	3.460%, 12/2/05	30,930,079
50,000,000	4.040%, 1/3/06	49,816,667
67,284,000	Thames Asset Global Securitization, 3.750%, 12/5/05	67,256,189
	UBS Finance Delaware LLC:
50,000,000	3.770%, 1/9/06	49,798,500
25,000,000	4.270%, 3/17/06	24,690,833
60,000,000	Victory Receivable Corp., 4.160%, 12/19/05	59,875,500
28,900,000	Westpac Capital Corp., 3.810%, 2/13/06	28,677,229

	Total Commercial Paper
	(Cost — $3,842,931,726)	3,842,931,726

Master Notes — 2.6%
50,000,000	Merrill Lynch & Co. Inc., 4.192%, 12/1/05	50,000,000

See Notes to Schedule of Investments.

2

PRIME CASH RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE
AMOUNT	SECURITY	VALUE

Master Notes (continued)
$ 100,000,000	Merrill Lynch International, 4.212%, 12/1/05	$100,000,000

	Total Master Notes
	(Cost — $150,000,000)	150,000,000

Medium Term Notes(b)(c) — 13.8%
100,000,000	K2 USA LLC, 4.330%, 3/15/06	99,997,150
125,000,000	LINKS Finance LLC, 4.330%, 3/15/06	124,996,429
110,000,000	Premier Asset Collateralized Entity LLC, 4.341%, 5/15/06	109,989,893
100,000,000	Rathgar Capital U.S. Corp., 4.330%, 5/11/06	99,997,794
60,000,000	Sigma Finance Inc., 4.070%, 11/16/06	60,000,000
	Stanfield Victoria Finance LLC:
50,000,000	4.340%, 3/20/06	49,998,515
50,000,000	4.170%, 6/26/06	49,994,567
	Whistlejacket Capital Ltd.:
50,000,000	4.340%, 5/15/06	49,995,504
50,000,000	4.340%, 7/18/06	49,993,726
90,000,000	White Pine Finance LLC, 4.342%, 6/12/06	89,989,842

	Total Medium Term Notes
	(Cost — $784,953,420)	784,953,420

Promissory Note — 1.3%
75,000,000	Goldman Sachs Group Inc., 4.170%, 3/20/06 (c)
	(Cost — $75,000,000)	75,000,000

Time Deposits — 10.3%
200,000,000	Societe Generale NY, 4.030%, 12/1/05	200,000,000
183,648,000	U.S. Bank NA Cincinnati, 4.000%, 12/1/05	183,648,000
200,000,000	Wachovia Bank Grand Cayman, 4.000%, 12/1/05	200,000,000

	Total Time Deposits
	(Cost — $583,648,000)	583,648,000

	TOTAL INVESTMENTS — 99.9% (Cost — $5,673,535,092#)	5,673,535,092
	Other Assets in Excess of Liabilities — 0.1%	6,950,576

	TOTAL NET ASSETS — 100.0%	$5,680,485,668

(a)	Yield to maturity on date of purchase, except in the case of Variable Rate Demand Obligations ("VRDO"), whose yields are determined on the date of the last interest change.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Variable rate security. Coupon rates disclosed are those which are in effect at November 30, 2005.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Prime Cash Reserves Portfolio (the “Portfolio”), is a separate diversified series of Institutional Portfolio (the “Trust”), an open-end diversified management investment company organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Institutional Portfolio

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	January 27, 2006

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	January 27, 2006